Operating Assets and Liabilities - Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Assets and Liabilities
Insurance	$ 286	$ 313
Other	6	27
Total	$ 292	$ 340